Other assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Notes receivable, net of allowance for credit losses	$ 616,883	$ 529,172
Straight-line rents, prepaid expenses and other	452,259	125,541
Loans receivable, net of allowance for credit losses	403,378	0
Lease incentives	158,417	177,028
Operating lease ROU assets, net (Note 17)	95,814	40,603
Inventory	48,584	0
Investments (d)	45,254	15,411
Debt issuance costs	30,065	20,722
Other tangible fixed assets	25,418	22,512
Derivative assets	16,909	3,303
Other receivables, net	455,036	172,488
Other assets	2,348,017	1,106,780
Financing receivable, allowance for credit loss	41,000	7,000
Loans receivable, allowance	5,000
Interest income, loans receivable	4,000	0
Equity method investments	705,087	122,654
General Electric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, net	66,000
Deferral agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	587,000	490,000
Aircraft sale receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 30,000	$ 39,000